SUMMARY OF CHANGE IN CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Beginning balance	$ 872,720	$ 824,614
Issuance of convertible notes payable	399,000
Lender adjustments for penalties or defaults	37,212
Debt discounts recorded related to issuance of convertible notes payable	(44,019)
Amortization of debt discounts associated with convertible debt	44,019	153,000
Increase in principal amounts outstanding due to lender adjustments per terms of the note agreements		22,314
Conversion of convertible note principal into common stock	(1,038,932)	(127,208)
Repayments of convertible notes payable	(270,000)
Total convertible notes, net		$ 872,720